Short-Term Bank Loans (Details)	Dec. 31, 2024 USD ($)
Ewatt [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 4,082,584
Wenzao Huang [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 410,998